CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 $ / shares	Sep. 30, 2021 CAD ($) shares
Expenses
Accounting and legal fees		$ 169,483		$ 201,577		$ 207,000
Investor relations and shareholder information		144,501		465,385		517,551
Office facilities and administrative services		18,000		18,002		18,000
Office expenses		20,271		15,823		13,469
Property investigation expenses		23,667		33,696		53,953
Share-based payments		0		365,300		202,304
Transfer agent, listing and filing fees		47,151		37,123		47,721
Travel		9,751		27,195		3,054
Wages, benefits and consulting fees		194,233		174,219		193,848
Operating Expenses		(627,057)		(1,338,320)		(1,256,900)
Interest income and other income		2,376		1,997		1,187
Fair value gain (loss) on marketable securities		76,985		(84,485)		0
Flow-through share premium recovery		4,221		28,828		349,676
Foreign exchange gain (loss)		128		36,486		(24,618)
Loss of sale / transfer of marketable securities		(30,052)		(416)		0
Proceeds received in excess of exploration and evaluation asset costs		133,008		341,966		0
Other income		27,000		0		0
Write-down of exploration and evaluation assets		(338,943)		(1,038,046)		(8,469)
Write-down of VAT receivables		(42,706)		0		0
Net Income (Loss) Attributable to Parent		(795,040)		(2,051,990)		(939,124)
Exchange difference arising on the translation of foreign subsidiary		(22,578)		29,407		(20,694)
Total comprehensive loss for the year		$ (817,618)		$ (2,022,583)		$ (959,818)
Basic and diluted loss per common share | $ / shares	$ (0.02)		$ (0.07)		$ (0.03)
Weighted average number of common shares outstanding - basic and diluted | shares		31,838,036		30,524,378		27,853,978